POST-EMPLOYMENT BENEFITS - Reconciliation of the net defined benefit liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
POST-EMPLOYMENT BENEFITS
Net defined liability at January 1	€ 887	€ 1,173	€ 1,189
Defined benefit income recognized in combined statement of profit or loss	33	14	12
Defined benefit cost recognized in other comprehensive income		300	28
Net defined liability at December 31	894	887	1,173
Present value of the defined benefit obligation
POST-EMPLOYMENT BENEFITS
Net defined liability at January 1	887	1,173
Net defined liability at December 31	€ 894	€ 887	€ 1,173